GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
The following represents the total revenue for the years ended December 31, 2017, 2016 and 2015 and long-lived assets as of December 31, 2017 and 2016:

	Year ended December 31,
	2017	2016	2015
Revenue from sales to customers:
Israel	$-	$-	$32
Europe	$-	712	9,245

Total revenue	$-	$712	$9,277

	December 31,
	2017	2016
Long-lived assets:
Israel	$3,523	$4,227
United States	1,124	1,738

Total long-lived assets	$4,647	$5,965

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2017	2016	2015
Sales to a single customer exceeding 10%:
Customer A	-	100%	99%